Note 10 - Other Income (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of other operating income components [text block]
	2019	2018	2017

Government grant – Gold sale export incentive	866	6,482	2,446
Government grant – Gold support price	1,064	-	-
Other	94	39	148
Greenstone Retirement Fund pay-out	250	-	-
Greenstone Provident Fund pay-out	-	363	-
Eersteling rock dump sale	-	217	-
	2,274	7,101	2,594